Segment information (Tables)	12 Months Ended
Jun. 30, 2026
Segment Information
Schedule of revenue from external customers and expenses

The revenues from external customers and expenses for year ended June 30, 2026, 2025 and 2024 are as follows:

	Year ended June 30, 2026
	Development & EPC	IPP Production	Corporate and other activities	Intersegment Elimination	Total
Revenues
Revenue from external customers	$17,023	$9,811	$576	$-	$27,410
Intersegment revenue	-	3,483	-	(3,483)	-
Total Revenue	$17,023	$13,294	$576	$(3,483)	$27,410
Cost of goods sold	(9,837)	(11,530)	(10)	3,483	(17,894)
Gross profit	7,186	1,764	566	-	9,516
Operating expenses	$(4,236)	$(7,571)	$(20,347)	$-	$(32,154)
Income (loss) from operating activities	$2,950	$(5,807)	$(19,781)	$-	$(22,638)

Interest income	-	212	141	-	353
Interest expense	-	(3,677)	(85)	-	(3,762)
Fair value change of derivatives	-	(70)	-	-	(70)
Fair value change of warrant liabilities	-	-	1,111	-	1,111
Fair value change of CVR liabilities	-	-	713	-	713
Fair value change of other liabilities due to non-controlling interests holders	-	(38)		-	(38)
Other income (expense)	$-	$(28)	$(786)	$-	$(814)
Net loss before income taxes					$(25,145)

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024

27.	Segment information (continued):

	Year ended June 30, 2025
	Development & EPC	IPP Production	Corporate and other activities	Intersegment Elimination	Total
Revenues
Revenue from external customers	$30,948	$9,297	$1,286	$-	$41,531
Intersegment revenue	-	17,585	-	(17,585)	-
Total Revenue	$30,948	$26,882	$1,286	$(17,585)	$41,531
Cost of goods sold	(23,633)	(24,808)	(164)	17,585	(31,020)
Gross profit	7,315	2,074	1,122	-	10,511
Operating expenses	$(671)	$(32,751)	$(16,165)	$-	$(49,587)
Income (loss) from operating activities	$6,644	$(30,667)	$(15,043)	$-	$(39,076)

Interest income	-	347	260	-	607
Interest expense	-	(3,263)	-	-	(3,263)
Fair value change of derivatives	-	(1,340)	-	-	(1,340)
Fair value change of warrant liabilities	-	-	3,575	-	3,575
Fair value change of CVR liabilities	-	-	7,195	-	7,195
Loss on investments	-	-	(3,385)	-	(3,385)
Other income (expense)	$-	$467	$(116)	$-	$351
Net loss before income taxes					$(35,336)

	Year ended June 30, 2024
	Development & EPC	IPP Production	Corporate and other activities	Intersegment Elimination	Total
Revenues
Revenue from external customers	$56,078	$578	$1,721	$-	$58,377
Intersegment revenue	-	-	-	-	-
Total Revenue	$56,078	$578	$1,721	$-	$58,377
Cost of goods sold	(46,224)	(330)	(144)	-	(46,698)
Gross profit	9,854	248	1,577	-	11,679
Operating expenses	$(1,122)	$(4,197)	$(10,778)	$-	$(16,097)
Income (loss) from operating activities	$8,732	$(3,949)	$(9,201)	$-	$(4,418)

Interest income	-	-	321	-	321
Interest expense	-	(285)	-	-	(285)
Fair value change of derivatives	-	(137)	-	-	(137)
Loss on investments	-	-	(1,125)	-	(1,125)
Other income (expense)	$-	$(106)	$5,119	$-	$5,013
Net loss before income taxes					$(631)

Schedule of segment assets and segment liabilities

The segment assets, segment liabilities, and other material segment items as at June 30, 2026 and June 30, 2025 are as follows:

As at June 30, 2026	Development & EPC	IPP Production	Corporate and other activities	Total
Total assets	$29,789	$99,490	$4,187	$133,466
Total liabilities	12,644	94,611	5,834	113,089
Property, plant and equipment		48,650	22	48,672

As at June 30, 2025	Development & EPC	IPP Production	Corporate and other activities	Total
Total assets	$22,832	$111,984	$4,325	$139,141
Total liabilities	15,484	98,356	5,541	119,381
Property, plant and equipment (Restated – note 2(e)(i))	-	29,252	26	29,278

Schedule of geographical area

	Revenue from external customers			Non-current assets
	2026	2025	2024	2026	2025
Canada	$10,334	$15,325	$9,958	$81,789	$86,368
United States	17,076	26,206	48,419	10,733	10,661
	$27,410	$41,531	$58,377	$92,522	$97,029

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024